LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unpaid Principal Balance
Total	$ 9,548		$ 13,799	$ 14,500	$ 19,980
Recorded Investment
Total	9,548		13,799	13,536	19,184
Allowance for Loan Losses Allocated	799		998	712	1,458
Average Recorded Investment
Total	11,394	11,297	14,183	14,691	13,625
Interest Income Recognized
Total	58	39	308	697	1,044
Cash Basis Interest Recognized
Total	58	39	308	697	1,044
1-4 family residential
Unpaid Principal Balance
With no related allowance recorded	1,608		1,618	824	2,272
With an allowance recorded	477		480	2,080	1,367
Recorded Investment
With no related allowance recorded	1,608		1,618	793	2,243
With an allowance recorded	477		480	2,080	1,367
Allowance for Loan Losses Allocated	52		56	228	109
Average Recorded Investment
With no related allowance recorded	1,613	396	1,147	1,217	1,322
With an allowance recorded	420	1,470	990	1,349	976
Interest Income Recognized
With no related allowance recorded	13		25	28	75
With an allowance recorded	5	6	18	96	57
Cash Basis Interest Recognized
With no related allowance recorded	13		25	28	75
With an allowance recorded	5	6	18	96	57
Multi-family residential
Unpaid Principal Balance
With an allowance recorded	95		264	274	311
Recorded Investment
With an allowance recorded	95		264	274	311
Allowance for Loan Losses Allocated	95		94	76	147
Average Recorded Investment
With no related allowance recorded					41
With an allowance recorded	179	275	284	443	225
Interest Income Recognized
With an allowance recorded		4	5	3	12
Cash Basis Interest Recognized
With an allowance recorded		4	5	3	12
Non-farm & non-residential
Unpaid Principal Balance
With no related allowance recorded				1,650	2,775
With an allowance recorded	2,940		2,958	1,913	2,175
Recorded Investment
With no related allowance recorded				803	2,008
With an allowance recorded	2,940		2,958	1,913	2,175
Allowance for Loan Losses Allocated	258		136	110	150
Average Recorded Investment
With no related allowance recorded		401	552	1,471	1,756
With an allowance recorded	2,949	2,541	3,173	1,938	1,189
Interest Income Recognized
With no related allowance recorded				81	158
With an allowance recorded	30	25	115	79	104
Cash Basis Interest Recognized
With no related allowance recorded				81	158
With an allowance recorded	30	25	115	79	104
Agricultural
Unpaid Principal Balance
With no related allowance recorded	438		442	2,912	2,657
With an allowance recorded	3,990		8,037	4,847	5,388
Recorded Investment
With no related allowance recorded	438		442	2,826	2,657
With an allowance recorded	3,990		8,037	4,847	5,388
Allowance for Loan Losses Allocated	394		712	298	549
Average Recorded Investment
With no related allowance recorded	440	1,413	2,696	2,802	1,432
With an allowance recorded	5,793	4,801	5,341	4,864	4,024
Interest Income Recognized
With no related allowance recorded	10	4	29	123	275
With an allowance recorded			116	287	252
Cash Basis Interest Recognized
With no related allowance recorded	10	4	29	123	275
With an allowance recorded			$ 116	$ 287	$ 252